Supplement Dated Jan. 6, 2004*
                      to the Prospectus Dated Oct. 30, 2003
       of American Express(R) Variable Portfolio Funds S-6466-99 V (10/03)



Effective Dec. 31, 2003, the information in the "Management" section of the AXP Variable Portfolio - Stock Fund regarding who manages the Fund is being replaced with:

Doug Chase, Portfolio Manager

o    Joined AEFC in 2002.

o    Prior to that, Analyst and Portfolio Manager at Fidelity Investments.

o    Began investment career in 1992.

o    MBA, University of Michigan.



S-6466-30 A (1/04)
* Valid until Oct. 30, 2004.